Investment Securities (Carrying Value And Fair Value Of Securities Held-To-Maturity) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Schedule of Held-to-maturity Securities [Line Items]
Carrying Value	$ 1,042.3	[1]	$ 188.4	[1]
Gross Unrecognized Gains	10.8		11.3
Gross Unrecognized Losses	(12.3)		(0.3)
Fair Value	1,040.8		199.4
U.S. Government Agency Obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Carrying Value	735.5
Gross Unrecognized Gains	0.1
Fair Value	735.6
U.S. Government-Sponsored Agency Guaranteed [Member]
Schedule of Held-to-maturity Securities [Line Items]
Carrying Value	96.3		96.5
Gross Unrecognized Gains	1.7		3.1
Gross Unrecognized Losses	(5.8)		(0.3)
Fair Value	92.2		99.3
State And Municipal [Member]
Schedule of Held-to-maturity Securities [Line Items]
Carrying Value	57.4		13.1
Gross Unrecognized Losses	(6.5)
Fair Value	50.9		13.1
Foreign Government [Member]
Schedule of Held-to-maturity Securities [Line Items]
Carrying Value	38.3		28.4
Fair Value	38.3		28.4
Corporate - Foreign [Member]
Schedule of Held-to-maturity Securities [Line Items]
Carrying Value	114.8		50.4
Gross Unrecognized Gains	9.0		8.2
Fair Value	$ 123.8		$ 58.6

[1]	Recorded at amortized cost less impairment on securities that have credit-related impairment